Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt By Current And Non Current (Abstract)
Debt Disclosure [Table Text Block]

Facility	2012	2011
(a) Credit facilities	939,514	1,030,798
(b) Term bank loans	502,913	484,865

Total	1,442,427	1,515,663
Less – current portion	(186,651)	(196,996)

Long-term portion	1,255,776	1,318,667

Schedule Of Weighted-Average Interest Rate [Table Text Block]

Year ended December 31, 2012	1.87%
Year ended December 31, 2011	1.66%
Year ended December 31, 2010	1.62%

Schedule Of Debt [Table Text Block]

Loan	Origination Date	Original Amount	Balance at January 1, 2012	New Loans	Repaid	Balance at December 31, 2012
Credit facility1	2005	250,000	68,484	—	33,629	34,855
Credit facility	2005	220,000	147,360	—	13,135	134,225
Credit facility	2006	275,000	136,915	—	11,823	125,092
Credit facility2	2004	179,384	94,553	28,358	10,555	112,356
Credit facility3	2005	220,000	100,950	—	8,400	92,550
Credit facility	2006	371,010	271,010	—	20,000	251,010
10-year term loan	2004	71,250	35,157	—	3,124	32,032
Credit facility	2006	70,000	48,125	—	12,500	35,625
Credit facility	2007	120,000	97,500	—	5,000	92,500
10-year term loan	2007	88,350	71,790	—	5,520	66,270
Credit facility	2007	82,000	65,900	—	4,600	61,300
10-year term loan	2009	38,600	31,281	—	2,235	29,046
8-year term loan	2009	40,000	34,672	—	4,272	30,400
12 year term loan	2009	40,000	36,250	—	2,500	33,750
10-year term loan	2010	39,000	35,100	—	2,600	32,500
7-year term loan	2010	70,000	65,360	—	4,640	60,720
10-year term loan	2010	43,924	40,706	—	3,218	37,489
9-year term loan	2010	42,100	39,500	—	2,600	36,900
10-year term loan	2011	48,000	46,400	—	3,200	43,200
9-year term loan	2011	48,650	48,650	—	3,243	45,407
8-year term loan	2012	73,600	—	27,600	—	27,600
8-year term loan	2011	73,600	—	27,600	—	27,600

Total			1,515,663	83,558	156,794	1,442,427

Debt Principal Payments [Table Text Block]

Year	Amount
2013	162,348
2014	121,583
2015	182,157
2016	268,627
2017	179,916
2018 and thereafter	527,796

1,442,427